Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Unrecognized tax benefits balance at beginning of year	$ 79,322	$ 168,756
Gross decreases for tax positions of prior years	(1,000)	(88,050)
Settlements with taxing authorities		(1,384)
Unrecognized tax benefits balance at end of year	$ 78,322	$ 79,322